Events After the Balance Sheet (Details) - USD ($)	Jan. 12, 2026	Apr. 30, 2026
Events After the Balance Sheet [Line Items]
Common-stock closing-bid-price	$ 1
Subsequent Events [Member]
Events After the Balance Sheet [Line Items]
Subscription shares		24,999,972